Restructuring Charges	12 Months Ended
Dec. 31, 2021
Restructuring Costs [Abstract]
Restructuring Charges

Note 22: Restructuring Charges
The Company began pursuing various initiatives to reduce expenses and create a more efficient and streamlined organization in third quarter 2020. Actions from these initiatives may include (i) reorganizing and simplifying business processes and structures to improve internal operations and the customer experience, (ii) reducing headcount, (iii) optimizing third-party spending, including for our technology infrastructure, and (iv) rationalizing our branch and administrative locations, which may include consolidations and closures.
Restructuring charges are recorded as a component of noninterest expense on our consolidated statement of income. Changes in estimates represent reductions of noninterest expense based on refinements to previously estimated amounts, which reflect recent trends such as higher voluntary employee attrition, as well as changes in business activities.
The following costs associated with these initiatives are included in restructuring charges.
•Personnel costs – Severance costs associated with headcount reductions with payments made over time in accordance with our severance plan, as well as payments for other employee benefit costs such as incentive compensation.
•Facility closure costs – Write-downs and acceleration of depreciation and amortization of owned or leased assets for branch and administrative locations, as well as related decommissioning costs.
•Other – Impairment of other assets and costs associated with our technology infrastructure.

Table 22.1 provides details on our restructuring charges.
Table 22.1: Accruals for Restructuring Charges

(in millions)	Personnel costs	Facility closure costs	Other	Total
December 31, 2019	$—	—	—	—
Restructuring charges	1,371	80	144	1,595
Payments and utilization	(105)	(80)	(100)	(285)
Changes in estimates	(96)	—	—	(96)
December 31, 2020	$1,170	—	44	1,214
Restructuring charges	716	10	—	726
Payments and utilization	(683)	(4)	(38)	(725)
Changes in estimates	(638)	(6)	(6)	(650)
December 31, 2021	$565	—	—	565